Subsequent event (Additional Information) (Details) $ in Millions	1 Months Ended
Feb. 29, 2024 SGD ($)
Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cost of reorganisation	$ 5